Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Trade receivable	$ 150	$ 1,019
VAT receivable	9,982	10,614
Income tax refund receivable	3,587
Other receivables	12	59
Trade and other receivables	$ 13,731	$ 11,692